Credit quality of loans and advances to banks and customers (Tables)	6 Months Ended
Jun. 30, 2020
Credit quality of loans and advances to banks and customers
Schedule of credit quality of loans and advances to banks and customers

Gross drawn exposures

At 30 June 2020							Purchased
							or
							originated
							credit-
	PD			Stage 1	Stage 2	Stage 3	impaired	Total
	range			£m	£m	£m	£m	£m
Loans and advances to banks:
CMS 1-10	0.00	-	0.50%	6,094	—	—	—	6,094
CMS 11-14	0.51	-	3.00%	5,049	—	—	—	5,049
CMS 15-18	3.01	-	20.00%	37	44	—	—	81
CMS 19	20.01	-	99.99%	—	—	—	—	—
CMS 20-23			100%	—	—	—	—	—
				11,180	44	—	—	11,224
Loans and advances to customers:
Retail – mortgages
RMS 1-6	0.00	-	4.50%	236,569	27,321	—	—	263,890
RMS 7-9	4.51	-	14.00%	8	3,770	—	—	3,778
RMS 10	14.01	-	20.00%	—	862	—	—	862
RMS 11-13	20.01	-	99.99%	—	2,354	—	—	2,354
RMS 14			100.00%	—	—	1,800	13,043	14,843
				236,577	34,307	1,800	13,043	285,727
Retail – credit cards
RMS 1-6	0.00	-	4.50%	10,070	456	—	—	10,526
RMS 7-9	4.51	-	14.00%	2,882	641	—	—	3,523
RMS 10	14.01	-	20.00%	403	361	—	—	764
RMS 11-13	20.01	-	99.99%	84	630	—	—	714
RMS 14			100.00%	—	—	368	—	368
				13,439	2,088	368	—	15,895
Retail – UK Motor Finance
RMS 1-6	0.00	-	4.50%	11,615	1,762	—	—	13,377
RMS 7-9	4.51	-	14.00%	1,054	693	—	—	1,747
RMS 10	14.01	-	20.00%	—	155	—	—	155
RMS 11-13	20.01	-	99.99%	5	310	—	—	315
RMS 14			100.00%	—	—	236	—	236
				12,674	2,920	236	—	15,830
Retail – other
RMS 1-6	0.00	-	4.50%	19,242	693	—	—	19,935
RMS 7-9	4.51	-	14.00%	3,213	546	—	—	3,759
RMS 10	14.01	-	20.00%	787	191	—	—	978
RMS 11-13	20.01	-	99.99%	997	631	—	—	1,628
RMS 14			100.00%	—	—	480	—	480
				24,239	2,061	480	—	26,780
Total Retail				286,929	41,376	2,884	13,043	344,232

At 30 June 2020							Purchased
							or
							originated
							credit-
	PD			Stage 1	Stage 2	Stage 3	impaired	Total
	range			£m	£m	£m	£m	£m

Commercial
CMS 1-10	0.00	-	0.50%	29,923	353	–	–	30,276
CMS 11-14	0.51	-	3.00%	40,101	7,276	–	–	47,377
CMS 15-18	3.01	-	20.00%	8,038	7,543	–	–	15,581
CMS 19	20.01	-	99.99%	–	1,568	–	–	1,568
CMS 20-23			100%	–	–	3,808	–	3,808
				78,062	16,740	3,808	–	98,610
Other
RMS 1-6	0.00	-	4.50%	765	23	–	–	788
RMS 7-9	4.51	-	14.00%	–	–	–	–	–
RMS 10	14.01	-	20.00%	–	–	–	–	–
RMS 11-13	20.01	-	99.99%	–	–	–	–	–
RMS 14			100.00%	–	–	91	–	91
				765	23	91	–	879
CMS 1-10	0.00	-	0.50%	63,773	–	–	–	63,773
CMS 11-14	0.51	-	3.00%	–	–	–	–	–
CMS 15-18	3.01	-	20.00%	–	–	–	–	–
CMS 19	20.01	-	99.99%	–	–	–	–	–
CMS 20-23			100%	–	–	–	–	–
				63,773	–	–	–	63,773
Total loans and advances to customers				429,529	58,139	6,783	13,043	507,494

In respect of:
Retail				286,929	41,376	2,884	13,043	344,232
Commercial				78,062	16,740	3,808	–	98,610
Other				64,538	23	91	–	64,652
Total loans and advances to customers				429,529	58,139	6,783	13,043	507,494

The update to the Group's economic outlook has contributed to a deterioration of assigned credit quality and an increase in stage 2 balances due to the forward-looking probability of default (PD) used for rating segmentation.

Lending originated under the UK Government's COVID-19 support schemes is rated according to the customer's probability of default; the Government guarantees impact the anticipated loss given default (LGD).

Expected credit losses

At 30 June 2020							Purchased
							or
							originated
							credit-
	PD			Stage 1	Stage 2	Stage 3	impaired	Total
	range			£m	£m	£m	£m	£m
Loans and advances to banks:
CMS 1-10	0.00	-	0.50%	1	—	—	—	1
CMS 11-14	0.51	-	3.00%	19	—	—	—	19
CMS 15-18	3.01	-	20.00%	1	1	—	—	2
CMS 19	20.01	-	99.99%	—	—	—	—	—
CMS 20-23			100%	—	—	—	—	—
				21	1	—	—	22
Loans and advances to customers:
Retail – mortgages
RMS 1-6	0.00	-	4.50%	106	250	—	—	356
RMS 7-9	4.51	-	14.00%	—	79	—	—	79
RMS 10	14.01	-	20.00%	—	28	—	—	28
RMS 11-13	20.01	-	99.99%	—	134	—	—	134
RMS 14			100.00%	—	—	187	325	512
				106	491	187	325	1,109
Retail – credit cards
RMS 1-6	0.00	-	4.50%	96	22	—	—	118
RMS 7-9	4.51	-	14.00%	134	61	—	—	195
RMS 10	14.01	-	20.00%	44	58	—	—	102
RMS 11-13	20.01	-	99.99%	13	208	—	—	221
RMS 14			100.00%	—	—	121	—	121
				287	349	121	—	757
Retail – UK Motor Finance
RMS 1-6	0.00	-	4.50%	184	50	—	—	234
RMS 7-9	4.51	-	14.00%	8	47	—	—	55
RMS 10	14.01	-	20.00%	—	21	—	—	21
RMS 11-13	20.01	-	99.99%	—	99	—	—	99
RMS 14			100.00%	—	—	152	—	152
				192	217	152	—	561
Retail - other
RMS 1-6	0.00	-	4.50%	116	28	—	—	144
RMS 7-9	4.51	-	14.00%	110	43	—	—	153
RMS 10	14.01	-	20.00%	22	35	—	—	57
RMS 11-13	20.01	-	99.99%	17	213	—	—	230
RMS 14			100.00%	—	—	173	—	173
				265	319	173	—	757
Total Retail				850	1,376	633	325	3,184

At 30 June 2020							Purchased
							or
							originated
							credit-
	PD			Stage 1	Stage 2	Stage 3	impaired	Total
	range			£m	£m	£m	£m	£m

Commercial
CMS 1-10	0.00	-	0.50%	21	2	—	—	23
CMS 11-14	0.51	-	3.00%	131	164	—	—	295
CMS 15-18	3.01	-	20.00%	118	390	—	—	508
CMS 19	20.01	-	99.99%	—	236	—	—	236
CMS 20-23			100%	—	—	1,509	—	1,509
				270	792	1,509	—	2,571
Other
RMS 1-6	0.00	-	4.50%	12	—	—	—	12
RMS 7-9	4.51	-	14.00%	—	—	—	—	—
RMS 10	14.01	-	20.00%	—	—	—	—	—
RMS 11-13	20.01	-	99.99%	—	—	—	—	—
RMS 14			100.00%	—	—	19	—	19
				12	—	19	—	31
CMS 1-10	0.00	-	0.50%	—	—	—	—	—
CMS 11-14	0.51	-	3.00%	—	—	—	—	—
CMS 15-18	3.01	-	20.00%	—	—	—	—	—
CMS 19	20.01	-	99.99%	—	—	—	—	—
CMS 20-23			100%	—	—	—	—	—
				—	—	—	—	—
Central adjustment to severe scenario				200	—	—	—	200
Total loans and advances to customers				1,332	2,168	2,161	325	5,986

In respect of:
Retail				850	1,376	633	325	3,184
Commercial				270	792	1,509	—	2,571
Other				212	—	19	—	231
Total loans and advances to customers				1,332	2,168	2,161	325	5,986

Gross drawn exposures

At 31 December 2019							Purchased
							or
							originated
							credit-
	PD			Stage 1	Stage 2	Stage 3	impaired	Total
	range			£m	£m	£m	£m	£m
Loans and advances to banks:
CMS 1-10	0.00	-	0.50%	9,777	—	—	—	9,777
CMS 11-14	0.51	-	3.00%	—	—	—	—	—
CMS 15-18	3.01	-	20.00%	—	—	—	—	—
CMS 19	20.01	-	99.99%	—	—	—	—	—
CMS 20-23			100%	—	—	—	—	—
				9,777	—	—	—	9,777
Loans and advances to customers:
Retail – mortgages
RMS 1-6	0.00	-	4.50%	257,028	13,494	—	—	270,522
RMS 7-9	4.51	-	14.00%	15	2,052	—	—	2,067
RMS 10	14.01	-	20.00%	—	414	—	—	414
RMS 11-13	20.01	-	99.99%	—	975	—	—	975
RMS 14			100.00%	—	—	1,506	13,714	15,220
				257,043	16,935	1,506	13,714	289,198
Retail – credit cards
RMS 1-6	0.00	-	4.50%	14,745	729	—	—	15,474
RMS 7-9	4.51	-	14.00%	1,355	556	—	—	1,911
RMS 10	14.01	-	20.00%	32	105	—	—	137
RMS 11-13	20.01	-	99.99%	1	291	—	—	292
RMS 14			100.00%	—	—	385	—	385
				16,133	1,681	385	—	18,199
Retail – UK Motor Finance
RMS 1-6	0.00	-	4.50%	13,568	1,297	—	—	14,865
RMS 7-9	4.51	-	14.00%	314	368	—	—	682
RMS 10	14.01	-	20.00%	—	99	—	—	99
RMS 11-13	20.01	-	99.99%	2	178	—	—	180
RMS 14			100.00%	—	—	150	—	150
				13,884	1,942	150	—	15,976
Retail - other
RMS 1-6	0.00	-	4.50%	17,166	763	—	—	17,929
RMS 7-9	4.51	-	14.00%	1,330	784	—	—	2,114
RMS 10	14.01	-	20.00%	44	91	—	—	135
RMS 11-13	20.01	-	99.99%	151	338	—	—	489
RMS 14			100.00%	—	—	443	—	443
				18,691	1,976	443	—	21,110
Total Retail				305,751	22,534	2,484	13,714	344,483

At 31 December 2019					Purchased
					or
					originated
					credit-
	PD			Stage 1	Stage 2	Stage 3	impaired	Total
	range			£m	£m	£m	£m	£m

Commercial
CMS 1-10	0.00	-	0.50%	59,708	379	—	—	60,087
CMS 11-14	0.51	-	3.00%	25,569	2,318	—	—	27,887
CMS 15-18	3.01	-	20.00%	1,797	3,111	—	—	4,908
CMS 19	20.01	-	99.99%	—	169	—	—	169
CMS 20-23			100%	—	—	3,447	—	3,447
				87,074	5,977	3,447	—	96,498
Other
RMS 1-6	0.00	-	4.50%	754	32	—	—	786
RMS 7-9	4.51	-	14.00%	40	—	—	—	40
RMS 10	14.01	-	20.00%	—	—	—	—	—
RMS 11-13	20.01	-	99.99%	—	—	—	—	—
RMS 14			100.00%	—	—	84	—	84
				794	32	84	—	910
CMS 1-10	0.00	-	0.50%	56,356	—	—	—	56,356
CMS 11-14	0.51	-	3.00%	—	—	—	—	—
CMS 15-18	3.01	-	20.00%	—	—	—	—	—
CMS 19	20.01	-	99.99%	—	—	—	—	—
CMS 20-23			100%	—	—	—	—	—
				56,356	—	—	—	56,356
Total loans and advances to customers				449,975	28,543	6,015	13,714	498,247

In respect of:
Retail				305,751	22,534	2,484	13,714	344,483
Commercial				87,074	5,977	3,447	—	96,498
Other				57,150	32	84	—	57,266
Total loans and advances to customers				449,975	28,543	6,015	13,714	498,247

Expected credit losses

At 31 December 2019							Purchased
							or
							originated
							credit-
	PD			Stage 1	Stage 2	Stage 3	impaired	Total
	range			£m	£m	£m	£m	£m
Loans and advances to banks:
CMS 1-10	0.00	-	0.50%	2	—	—	—	2
CMS 11-14	0.51	-	3.00%	—	—	—	—	—
CMS 15-18	3.01	-	20.00%	—	—	—	—	—
CMS 19	20.01	-	99.99%	—	—	—	—	—
CMS 20-23			100%	—	—	—	—	—
				2	—	—	—	2
Loans and advances to customers:
Retail – mortgages
RMS 1-6	0.00	-	4.50%	23	183	—	—	206
RMS 7-9	4.51	-	14.00%	—	39	—	—	39
RMS 10	14.01	-	20.00%	—	13	—	—	13
RMS 11-13	20.01	-	99.99%	—	46	—	—	46
RMS 14			100.00%	—	—	122	142	264
				23	281	122	142	568
Retail – credit cards
RMS 1-6	0.00	-	4.50%	103	25	—	—	128
RMS 7-9	4.51	-	14.00%	49	54	—	—	103
RMS 10	14.01	-	20.00%	3	19	—	—	22
RMS 11-13	20.01	-	99.99%	—	91	—	—	91
RMS 14			100.00%	—	—	126	—	126
				155	189	126	—	470
Retail – UK Motor Finance
RMS 1-6	0.00	-	4.50%	203	30	—	—	233
RMS 7-9	4.51	-	14.00%	10	15	—	—	25
RMS 10	14.01	-	20.00%	—	10	—	—	10
RMS 11-13	20.01	-	99.99%	1	32	—	—	33
RMS 14			100.00%	—	—	84	—	84
				214	87	84	—	385
Retail - other
RMS 1-6	0.00	-	4.50%	109	26	—	—	135
RMS 7-9	4.51	-	14.00%	55	64	—	—	119
RMS 10	14.01	-	20.00%	4	16	—	—	20
RMS 11-13	20.01	-	99.99%	3	103	—	—	106
RMS 14			100.00%	—	—	158	—	158
				171	209	158	—	538
Total Retail				563	766	490	142	1,961

At 31 December 2019					Purchased
					or
					originated
					credit-
	PD			Stage 1	Stage 2	Stage 3	impaired	Total
	range			£m	£m	£m	£m	£m

Commercial
CMS 1-10	0.00	-	0.50%	33	1	—	—	34
CMS 11-14	0.51	-	3.00%	50	37	—	—	87
CMS 15-18	3.01	-	20.00%	13	174	—	—	187
CMS 19	20.01	-	99.99%	—	16	—	—	16
CMS 20-23			100%	—	—	941	—	941
				96	228	941	—	1,265
Other
RMS 1-6	0.00	-	4.50%	6	1	—	—	7
RMS 7-9	4.51	-	14.00%	—	—	—	—	—
RMS 10	14.01	-	20.00%	—	—	—	—	—
RMS 11-13	20.01	-	99.99%	—	—	—	—	—
RMS 14			100.00%		—	16	—	16
				6	1	16	—	23
CMS 1-10	0.00	-	0.50%	10	—	—	—	10
CMS 11-14	0.51	-	3.00%	—	—	—	—	—
CMS 15-18	3.01	-	20.00%	—	—	—	—	—
CMS 19	20.01	-	99.99%	—	—	—	—	—
CMS 20-23			100%	—	—	—	—	—
				10	—	—	—	10
Total loans and advances to customers				675	995	1,447	142	3,259

In respect of:
Retail				563	766	490	142	1,961
Commercial				96	228	941	—	1,265
Other				16	1	16	—	33
Total loans and advances to customers				675	995	1,447	142	3,259